Employee Benefit Plans Assets Held in Deferral Plan Irrevocable Grantor Trust Account (Parenthetical) (Detail) - shares shares in Millions	Dec. 31, 2015	Dec. 31, 2014
Progressive common shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares held in Deferral Plan Irrevocable Grantor Trust account to be distributed in-kind	4.4	3.6